CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Total comprehensive loss	$ (4,197)	$ (13,349)	$ (6,462)
Adjustments to profit or loss items:
Depreciation and amortization	362	558	560
Depreciation of leased systems	975	976	1,126
Impairment and disposal of inventory and system components	1,447	816	1,295
Finance expenses (income), net	(1,013)	351	1,420
Cost of share-based payment	381	1,474	1,893
Income taxes	251	315	43
Total adjustments to reconcile loss	2,403	4,490	6,337
Changes in asset and liability items:
Increase in inventory	(506)	(3,595)
Decrease (increase) in trade receivables	1,089	1,456	(849)
Increase in other current assets	(312)	(403)	(1,226)
Increase (decrease) in trade payables	(327)		289
Increase in other accounts payable	62	298	815
Increase in deferred revenues and other liabilities	1,629	790	2,039
Total changes in asset and liability	1,635	(1,454)	1,068
Cash paid and received during the year for:
Interest paid	(253)	(46)	(62)
Interest received	1,707	1,042	17
Income taxes paid	(11)	(443)	(14)
Total cash paid and received during the year	1,443	553	(59)
Net cash provided by (used in) operating activities	1,284	(9,760)	884
Cash flows from investing activities:
Proceeds from disposal (purchase) of property and equipment and system components, net	(2,387)	1,936	(2,238)
Withdrawal of (investment in) short-term deposits, net	(35,000)	40,254	(40,000)
Investment in long-term deposits, net	(22)	(21)	22
Net cash used in investing activities	(37,409)	42,169	(42,216)
Cash flows from financing activities:
Receipt of government grants	32	15	492
Repayment of liability in respect of research and development grants	(787)	(977)	(761)
Repayment of lease liability	(271)	(533)	(475)
Issuance of share capital, net		(52)	42,260
Net cash provided by (used in) financing activities	(1,026)	(1,547)	41,516
Exchange rate differences on cash and cash equivalents	90	(202)	(224)
Increase (decrease) in cash and cash equivalents	(37,061)	30,660	(40)
Cash and cash equivalents at the beginning of the year	47,581	16,921	16,961
Cash and cash equivalents at the end of the year	10,520	47,581	16,921
(a) Significant non-cash transactions:
Recognition of new lease liability and right-of-use	308	301	587
Termination of lease liability and right of-use	$ (99)		$ (64)